Fair Value of Financial Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value On a Recurring Basis
The following tables present information about our financial assets and liabilities measured at fair value on are recurring basis:

	December 31, 2022
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$1,681	$—	$—	$1,681

	$1,681	$—	$—	$1,681

Liabilities:
Derivative liability	$—	$—	$56	$56
Warrant liability	—	9	—	9

	$—	$9	$56	$65

	December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$45,006	$—	$—	$45,006

	$45,006	$—	$—	$45,006

Liabilities:
Derivative liability	$—	$—	$7,977	$7,977
Warrant liability	—	252	—	252

	$—	$252	$7,977	$8,229

Schedule of Cash and Cash Equivalents
Cash equivalents were as follows:

	December 31, 2022
(In thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Cash equivalents:
Money market funds	$1,681	$—	$—	$1,681

	$1,681	$—	$—	$1,681

	December 31, 2021
(In thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Cash equivalents:
Money market funds	$45,006	$—	$—	$45,006

	$45,006	$—	$—	$45,006

Schedule of Fair Value Significant Assumptions
The fair value of the derivative liability is considered a Level 3 valuation and is determined using a Binomial Lattice Option Pricing Model. The significant assumptions used in the model were:

	December 31, 2022	December 31, 2021
Stock price	$1.63	$22.40
Volatility	95.0%	82.5%
Risk free rate	4.17%	1.18%
Exercise price	$106.50	$106.50
Expected life (in years)	3.44	4.44
Conversion periods	2 years-4 years	2-5 years
Future share price	$0.10-$405.60	$0.10-$340.50

Change in the Fair Value of the Level 3 Derivative Liability
The change in the fair value of the Level 3 derivative liability for the years ended December 31, 2022 and 2021 are as follows:

(In thousands)	December 31, 2022	December 31, 2021
Fair value, beginning of period	$7,977	$—
Issuance	—	61,823
Settlement	(392)
Change in fair value	(7,529)	(53,846)

Fair value, end of period	$56	$7,977